PROMISSORY NOTES	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Non Convertible Promissory Note [Abstract]
PROMISSORY NOTES

NOTE 5 – PROMISSORY NOTES

October 23, 2019 Note

On October 23, 2019, an investor of the Company subscribed for a promissory note (the "October Note") and loaned to the Company $50,000.

The October Note bears interest at a fixed rate of 14% per annum, computed based on a 360-day year of twelve 30-day months, which interest will be payable quarterly until the maturity date. The principal amount and any accrued and unpaid interest due under the October Note is payable on October 21, 2020. The Company recorded $1,359 of accrued interest and has a total outstanding principal balance of $50,000 as of March 31, 2020.

The October Note contains customary events of default, which, if uncured, entitle the lender to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest on, the October Note.

February 21, 2020 Note

On February 21, 2020, a third party loaned the Company $20,000, evidenced by a non-convertible promissory note (the "February Note").The February Note bears interest at a fixed rate of 12% per annum, computed based on a 360-day year of twelve 30-day months, which interest will be payable quarterly until the maturity date. The principal amount and any accrued and unpaid interest due under the February Note is payable on July 1, 2020. The Company recorded $260 of accrued interest and has a total outstanding principal balance of $20,000 as of March 31, 2020.

The February Note contains customary events of default, which, if uncured, entitle the lender to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest on, the February Note.

NOTE 6 – PROMISSORY NOTE

On October 23, 2019, an investor of the Company subscribed for a promissory note (the "Note") and loaned to the Company $50,000.

The Note bears interest at a fixed rate of 14% per annum, computed based on a 360-day year of twelve 30-day months, which interest will be payable quarterly until the Maturity Date. The principal amount and any accrued and unpaid interest due under the Note is payable on October 21, 2020. The Company recorded $1,360 of accrued interest and has a total outstanding principal balance of $50,000 as of December 31, 2019.

The Note contains customary events of default, which, if uncured, entitle the Lender to accelerate the due date of the unpaid principal amount of, and all accrued and unpaid interest on, its Note.